Subsequent Events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
13.
SUBSEQUENT EVENTS

On July 31, 2025, the Company amended its existing loan facility with Kreos Capital VII (UK) Limited (the “Lender”), which are funds and accounts managed by Blackrock, Inc. (the “Amended Loan Agreement”). The Amended Loan Agreement replaces the prior loan agreement between the Company and the Lender dated May 29, 2024, and is structured to provide the EUR equivalent of up to CHF 75.0 million in borrowing capacity (which may be increased to up to CHF 100.0 million), comprising tranches 1, 2 and 3, in the amounts of the EUR equivalents of CHF 25.0 million each, as well as an additional loan of the EUR equivalent of up to CHF 25.0 million. These may be made available by the Lender to the Company if mutually agreed in writing by the Lender and the Company (the “Loan”). Upon each tranche becoming available for draw down, as well as upon the Company drawing down the loan tranches, certain associated transaction costs become payable by the Company. No amounts were drawn under the Amended Loan Agreement during the three and six months ended June 30, 2025 or at signing of the Amended Loan Agreement.

In conjunction with the Loan, the Company entered into an amended warrant (the “Amended Warrant”) with Kreos Capital VII Aggregator SCSp, an affiliate of the Lender (the “Holder”), under which the Holder can purchase up to 494,259 of the Company’s ordinary shares at a price per ordinary share equal to $12.17 (CHF 11.11) with respect to 361,011 shares from the prior warrant agreement, and $18.64 (CHF 15.15) with respect to the remaining 133,248 shares reflecting the upsized facility. The Amended Warrant replaces the prior warrant agreement issued to the Holder on May 29, 2024. At signing, the Amended Warrant was immediately exercisable for 59,310 ordinary shares, of which 43,321 shares were previously granted. The remaining Amended Warrant will become exercisable based on certain conditions, including the amounts of Loans 1, 2 and 3 that are drawn. No warrant had been exercised in part or in full as of June 30, 2025, or at signing of the Amended Warrant.